Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

July 6, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Filing Desk

Re: Cohen & Steers Dividend Value Fund, Inc.

(Registration Statement File Nos. 333-120338; 811-21668)

Ladies and Gentlemen:

On behalf of Cohen & Steers Dividend Value Fund, Inc. (the “Company”), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms for the Company’s Prospectuses and Statement of Additional Information, each dated July 1, 2009, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in the most recent amendment to the Company’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on June 26, 2009.

Any questions or communications should be directed to Lisa R. Savitzky or Tina M. Payne at 212-832-3232.

Very truly yours,

/s/ Lisa R. Savitzky

Lisa R. Savitzky

Legal & Compliance Associate